LEASES - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) $ in Millions	Sep. 30, 2019 USD ($)
Operating Lease Liabilities, Payments Due [Abstract]
2019 (excluding the nine months ended September 2019)	$ 34
2020	113
2021	77
2022	54
2023	42
2024 and thereafter	133
Total future minimum lease payments	453
Less: Interest	(58)
Operating lease liabilities	$ 395